CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income / (loss) | $	$ 989,000		$ 769,000		$ (146,000)
Adjustments to reconcile net income / (loss) to net cash (used in) / provided by operating activities:
Depreciation | $	38,000		49,000		69,000
Loss / (gain) on disposal of property, plant and equipment | $	10,000		(1,429,000)		5,000
Stock-based compensation expense | $	55,000		54,000		10,000
Non-controlling interests in income / (loss) of subsidiaries | $	377,000		(367,000)		(64,000)
Equity in profit of affiliates | $	(355,000)		(435,000)		(137,000)
Deferred tax (credit) / expenses | $	(145,000)		92,000		37,000
Changes in non-current assets and liabilities:
Long-term operating lease obligations | $	(53,000)		(122,000)		216,000
Operating lease right-of-use assets | $	(5,000)		173,000		(406,000)
Decrease / (increase) in current assets:
Accounts receivable, net | $	(432,000)		387,000		1,503,000
Prepayments and other current assets | $	942,000		(766,000)		(201,000)
Contract assets | $	128,000		239,000		458,000
Inventories | $	(205,000)		244,000		(185,000)
Increase / (decrease) in current liabilities:
Accounts payable | $	757,000		(1,520,000)		(986,000)
Other payables and accrued expenses | $	(8,000)		451,000		(108,000)
Contract liabilities | $	13,000		194,000		(501,000)
Income tax payable | $	38,000		4,000		0
Net cash provided by / (used) in operating activities | $	2,201,000		(2,035,000)		(266,000)
Cash flows from investing activities:
Purchase of property, plant and equipment | $	(4,000)		(11,000)		(21,000)
Proceeds from sale of property, plant and equipment | $	0		1,835,000		0
Dividend received from affiliates | $	362,000		71,000		0
Proceeds from sale of long-term investment | $	0		148,000		0
Purchase of long-term investment | $	0		0		(148,000)
Net cash provided by / (used in) investing activities | $	358,000		2,043,000		(169,000)
Cash flows from financing activities:
Dividend paid | $	(1,031,000)		(1,299,000)
Proceeds from bank borrowings | $	782,000		804,000		565,000
Repayments to bank borrowings | $	(767,000)		(1,008,000)
Net cash (used in) / provided by financing activities | $	(1,016,000)		(1,503,000)		565,000
Effect of exchange rate changes on cash and cash equivalents | $	(54,000)		(34,000)		(7,000)
Net increase / (decrease) in cash and cash equivalents and restricted cash | $	1,489,000		(1,529,000)		123,000
Cash, cash equivalents and restricted cash at beginning of year | $	5,191,000		6,720,000		6,597,000
Cash, cash equivalents and restricted cash at end of year | $	6,680,000		5,191,000		6,720,000
Cash breakdown
Cash and cash equivalents | $	5,269,000		3,519,000		5,591,000
Restricted cash | $	1,411,000		1,672,000		729,000
Cash and Cash Equivalents, at Carrying Value, Total | $	6,680,000		5,191,000		6,720,000
Supplemental disclosure of consolidated cash flow information:
Cash paid during the period for income taxes | $	20,000		0		0
Cash paid during the period for interest | $	3,000		12,000		4,000
Operating leases (disclosed in accompanying Note 3) | $	0		0		0
Non-cash items:
Right-of-use assets obtained in exchange for new operating lease obligations | $	$ 0		$ 0		$ 460,000
ZHEJIANG TIANLAN
Cash flows from operating activities:
Net income / (loss)		¥ 11,285,000		¥ 15,532,000		¥ 4,842,000
Adjustments to reconcile net income / (loss) to net cash (used in) / provided by operating activities:
Depreciation		6,466,000		6,359,000		6,556,000
Loss / (gain) on disposal of property, plant and equipment		(39,000)				(39,000)
Decrease / (increase) in current assets:
Accounts receivable, net		12,782,000		26,620,000		11,432,000
Prepayments and other current assets		(5,111,000)		24,472,000		(6,369,000)
Contract assets		20,946,000		(14,932,000)		20,033,000
Inventories		(997,000)		3,366,000		6,208,000
Increase / (decrease) in current liabilities:
Accounts payable		(3,833,000)		8,423,000		(17,272,000)
Other payables and accrued expenses		681,000		10,164,000		(8,795,000)
Contract liabilities		(9,654,000)		(8,763,000)		14,852,000
Net cash provided by / (used) in operating activities		26,163,000		57,356,000		36,081,000
Cash flows from investing activities:
Purchase of property, plant and equipment		(1,381,000)		(577,000)		(1,584,000)
Proceeds from sale of property, plant and equipment		148,000				50,000
Purchase of long-term investment		(1,200,000)
Net cash provided by / (used in) investing activities		(2,433,000)		(6,595,000)		(1,824,000)
Cash flows from financing activities:
Dividend paid		(13,223,000)		(4,606,000)
Proceeds from bank borrowings		13,500,000		30,000,000		44,841,000
Repayments to bank borrowings		(20,000,000)		(36,800,000)		(63,000,000)
Net cash (used in) / provided by financing activities		(19,723,000)		(11,406,000)		(47,827,000)
Net increase / (decrease) in cash and cash equivalents and restricted cash		4,007,000		39,355,000		(13,570,000)
Cash, cash equivalents and restricted cash at beginning of year		50,969,000		11,614,000		25,184,000
Cash, cash equivalents and restricted cash at end of year		54,976,000		50,969,000		11,614,000
Supplemental disclosure of consolidated cash flow information:
Cash paid during the period for income taxes						5,237,000
Cash paid during the period for interest		680,000		1,716,000		2,258,000
Non-cash items:
Net income / (loss)		13,578,000		13,500,000		4,358,000
Amortization of intangible asset		255,000		142,000		152,000
Amortization of land use right		150,000		159,000		149,000
Bad debts written off		0		0		5,383,000
Impairment loss on contract assets		1,238,000		1,399,000		0
Impairment loss on long-term investments		0		1,340,000		0
Impairment loss on property, plant and equipment		0		2,742,000		0
Increase in allowance for doubtful accounts						2,437,000
Investment loss						241,000
Proceeds from deferred government grant						2,349,000
Property, plant and equipment written off						14,000
Reversal of allowance for doubtful accounts		(183,000)		(6,463,000)		0
Deferred government grant		(1,005,000)		2,545,000
Deferred tax (liabilities) / assets		(666,000)		331,000		268,000
Short-term investments				800,000
Other taxes payable		(8,596,000)		5,638,000		(1,577,000)
Current portion of long-term finance lease obligations				(11,263,000)
Tax refund / (paid)		¥ 151,000		(9,223,000)		(4,299,000)
Proceeds from investment				295,000
Proceeds from sale of partial shareholding in a subsidiary				137,000		510,000
Purchase of intangible assets				1,350,000
Purchase of short-term investments						(800,000)
Purchase of subsidiary				¥ (5,100,000)
Payment of principal obligations under long-term finance lease						¥ (29,668,000)